Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2013 and December 31, 2012, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2013
Assets:
Securities available-for-sale
U.S. Treasury security	$997	$—	$—	$997
U.S. Government agencies	—	22,301	—	22,301
Mortgage-backed securities of government agencies	—	54,535	—	54,535
Asset-backed securities of government agencies	—	2,775	—	2,775
State and political subdivisions	—	16,447	—	16,447
Corporate bonds	—	4,539	—	4,539

Total debt securities	997	100,597	—	101,594
Equity securities	128	—	—	128

Total available-for-sale securities	$1,125	$100,597	$—	$101,722

	December 31, 2012
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
U.S. Government agencies	—	35,980	—	35,980
Mortgage-backed securities of government agencies	—	69,039	—	69,039
Asset-backed securities of government agencies	—	2,823	—	2,823
State and political subdivisions	—	16,883	—	16,883
Corporate bonds	—	4,397	—	4,397

Total debt securities	100	129,122	—	129,222
Equity securities	69	—	—	69

Total available-for-sale securities	$169	$129,122	$—	$129,291

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2013 and December 31, 2012, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2013
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,856	$9,856
Mortgage servicing rights	—	—	225	225

	December 31, 2012
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,412	$9,412
Other real estate owned	—	—	25	25
Mortgage servicing rights	—	—	214	214

Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	December 31, 2013
Impaired loans	$8,663	Discounted cash flow	Remaining term Discount rate	3 mos to 29 yrs / (62 mos) 7.1% to 12% / (7.5%)
	1,193	Appraisal of collateral[1,3]	Appraisal adjustments[2] Liquidation expense[2]	–20% to –25% –10%
Mortgage servicing rights	225	Discounted cash flow	Remaining term Discount rate	12 mos to 30 yrs / (244 mos) 1.5% / (1.5%)

	Quantitative Information about Level III Fair Value Measurements
(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	December 31, 2012
Impaired loans	$7,260	Discounted cash flow	Remaining term Discount rate	4 mos to 29 yrs / (74 mos) 7.5% to 12% / (7.8%)
	2,152	Appraisal of collateral[1,3]	Appraisal adjustments[2] Liquidation expense[2]	–20% to –35% –10%
Other real estate owned	25	Appraisal of collateral[1,3]	Management discount for property type[3]	0% to –67%
Mortgage servicing rights	214	Discounted cash flow	Remaining term Discount rate	24 mos to 30 yrs / (244 mos) 1.5% / (1.5%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.
[2]

Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

[3]	Includes qualitative adjustments by management and estimated liquidation expenses.